Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
AECC Aero-Engine Control Co. Ltd., Class A	86,298	$290,489
AECC Aviation Power Co. Ltd., Class A	176,898	1,062,611
Avicopter PLC, Class A	44,199	260,765
Kuang-Chi Technologies Co. Ltd., Class A	141,740	843,740
		2,457,605
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	328,115	2,061,708
YTO Express Group Co. Ltd., Class A	226,844	522,999
		2,584,707
Automobile Components — 1.3%
Bethel Automotive Safety Systems Co. Ltd., Class A	33,820	230,277
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	14,697	283,224
Fuyao Glass Industry Group Co. Ltd., Class A	126,000	1,007,350
Huayu Automotive Systems Co. Ltd., Class A	202,400	429,065
Huizhou Desay Sv Automotive Co. Ltd., Class A	36,600	625,150
Ningbo Joyson Electronic Corp., Class A	101,200	236,366
Ningbo Tuopu Group Co. Ltd., Class A	108,737	660,273
Sailun Group Co. Ltd., Class A	226,800	461,484
Shandong Linglong Tyre Co. Ltd., Class A	101,200	276,366
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	151,200	439,165
		4,648,720
Automobiles — 3.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	151,200	869,466
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	378,000	438,189
BYD Co. Ltd., Class A	122,673	5,050,536
Chongqing Changan Automobile Co. Ltd., Class A	579,638	1,078,057
Great Wall Motor Co. Ltd., Class A	176,863	650,701
Guangzhou Automobile Group Co. Ltd., Class A	353,400	396,586
SAIC Motor Corp. Ltd., Class A	530,006	958,126
Seres Group Co. Ltd., Class A, NVS(a)	100,800	1,650,361
		11,092,022
Banks — 11.9%
Agricultural Bank of China Ltd., Class A	5,745,600	3,818,497
Bank of Beijing Co. Ltd., Class A	1,419,000	1,126,929
Bank of Changsha Co. Ltd., Class A	277,600	332,500
Bank of Chengdu Co. Ltd., Class A	252,277	546,213
Bank of China Ltd., Class A	2,352,600	1,593,042
Bank of Communications Co. Ltd., Class A	2,647,202	2,644,991
Bank of Hangzhou Co. Ltd., Class A	404,088	786,862
Bank of Jiangsu Co. Ltd., Class A	1,235,200	1,529,420
Bank of Nanjing Co. Ltd., Class A	707,280	1,019,000
Bank of Ningbo Co. Ltd., Class A	432,521	1,553,766
Bank of Shanghai Co. Ltd., Class A	958,069	1,043,617
Bank of Suzhou Co. Ltd., Class A	252,400	270,833
China Construction Bank Corp., Class A	655,900	730,945
China Everbright Bank Co. Ltd., Class A	3,126,400	1,515,429
China Merchants Bank Co. Ltd., Class A	1,387,502	7,286,925
China Minsheng Banking Corp. Ltd., Class A	2,370,080	1,258,318
China Zheshang Bank Co. Ltd., Class A	1,463,500	583,784
Chongqing Rural Commercial Bank Co. Ltd., Class A	583,730	457,396
CNPC Capital Co. Ltd., Class A, NVS	554,740	688,975
Huaxia Bank Co. Ltd., Class A	890,660	884,453
Industrial & Commercial Bank of China Ltd., Class A	4,238,400	3,598,068
Industrial Bank Co. Ltd., Class A	1,391,947	3,575,094
Ping An Bank Co. Ltd., Class A	1,310,856	2,097,526
Postal Savings Bank of China Co. Ltd., Class A	1,965,600	1,439,563
Shanghai Pudong Development Bank Co. Ltd., Class A	1,975,520	2,734,868
Security	Shares	Value
Banks (continued)
Shanghai Rural Commercial Bank Co. Ltd., Class A	655,600	$714,074
		43,831,088
Beverages — 8.8%
Anhui Gujing Distillery Co. Ltd., Class A	26,299	697,228
Anhui Kouzi Distillery Co. Ltd., Class A	33,900	184,547
Anhui Yingjia Distillery Co. Ltd., Class A	50,400	425,911
Beijing Yanjing Brewery Co. Ltd., Class A	201,800	288,064
Chongqing Brewery Co. Ltd., Class A	29,195	238,240
Eastroc Beverage Group Co. Ltd., Class A	28,980	862,535
Jiangsu King's Luck Brewery JSC Ltd., Class A	75,640	467,141
Jiangsu Yanghe Distillery Co. Ltd., Class A	101,000	1,141,043
Kweichow Moutai Co. Ltd., Class A	84,789	18,196,015
Luzhou Laojiao Co. Ltd., Class A	101,200	1,927,969
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	82,841	2,338,502
Tsingtao Brewery Co. Ltd., Class A	50,400	474,622
Wuliangye Yibin Co. Ltd., Class A	261,014	5,384,819
		32,626,636
Biotechnology — 0.9%
Beijing Tiantan Biological Products Corp. Ltd., Class A	147,760	446,718
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	75,577	757,521
Bloomage Biotechnology Corp. Ltd., Class A	27,730	234,035
Chongqing Zhifei Biological Products Co. Ltd., Class A	155,500	620,227
Hualan Biological Engineering Inc., Class A	127,448	295,101
Imeik Technology Development Co. Ltd., Class A	23,620	705,145
Shanghai RAAS Blood Products Co. Ltd., Class A	454,000	469,351
		3,528,098
Broadline Retail — 0.1%
Zhejiang China Commodities City Group Co. Ltd., Class A	378,000	566,732
Building Products — 0.2%
Beijing New Building Materials PLC, Class A	126,800	555,484
Zhejiang Weixing New Building Materials Co. Ltd., Class A	126,404	264,667
		820,151
Capital Markets — 7.2%
BOC International China Co. Ltd., Class A	202,000	328,852
Caitong Securities Co. Ltd., Class A	328,051	380,997
Changjiang Securities Co. Ltd., Class A	378,400	375,493
China Galaxy Securities Co. Ltd., Class A	490,200	1,002,220
China Great Wall Securities Co. Ltd., Class A	277,600	333,081
China International Capital Corp. Ltd., Class A	178,000	885,314
China Merchants Securities Co. Ltd., Class A	504,607	1,364,100
CITIC Securities Co. Ltd., Class A	832,270	3,286,307
CSC Financial Co. Ltd., Class A	303,239	1,083,031
Dongxing Securities Co. Ltd., Class A	226,839	350,478
East Money Information Co. Ltd., Class A	1,066,939	3,474,312
Everbright Securities Co. Ltd., Class A	252,400	614,141
Founder Securities Co. Ltd., Class A	554,600	673,865
GF Securities Co. Ltd., Class A	403,600	917,918
Guolian Securities Co. Ltd., Class A	176,800	305,403
Guosen Securities Co. Ltd., Class A	435,800	706,199
Guotai Junan Securities Co. Ltd., Class A	504,045	1,342,952
Guoyuan Securities Co. Ltd., Class A	302,444	359,782
Haitong Securities Co. Ltd., Class A	630,000	1,043,031
Hithink RoyalFlush Information Network Co. Ltd., Class A	34,700	999,966
Huatai Securities Co. Ltd., Class A	505,600	1,251,897
Industrial Securities Co. Ltd., Class A	583,708	535,357
Nanjing Securities Co. Ltd., Class A	252,400	321,530

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Orient Securities Co. Ltd., Class A	487,021	$720,389
SDIC Capital Co. Ltd., Class A	430,800	479,906
Shenwan Hongyuan Group Co. Ltd., Class A	1,515,200	1,132,550
Sinolink Securities Co. Ltd., Class A	252,400	324,228
SooChow Securities Co. Ltd., Class A	351,160	401,397
Southwest Securities Co. Ltd., Class A	442,400	298,751
Western Securities Co. Ltd., Class A	303,620	349,079
Zheshang Securities Co. Ltd., Class A	278,027	504,166
Zhongtai Securities Co. Ltd., Class A	480,600	459,459
		26,606,151
Chemicals — 4.3%
Cathay Biotech Inc., Class A	24,400	161,486
Ganfeng Lithium Group Co. Ltd., Class A	105,670	503,966
Guangzhou Tinci Materials Technology Co. Ltd., Class A	126,020	335,190
Hengli Petrochemical Co. Ltd., Class A	479,815	925,914
Hengyi Petrochemical Co. Ltd., Class A	252,876	226,821
Hoshine Silicon Industry Co. Ltd., Class A	50,400	418,301
Huafon Chemical Co. Ltd., Class A	353,400	395,420
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	555,200	331,834
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	256,700	243,469
Jiangsu Eastern Shenghong Co. Ltd., Class A	454,200	504,228
Jiangsu Yangnong Chemical Co. Ltd., Class A	25,530	207,360
Jiangsu Yoke Technology Co. Ltd., Class A	25,200	224,447
LB Group Co. Ltd., Class A	176,809	468,103
Meihua Holdings Group Co. Ltd., Class A	203,900	271,136
Ningxia Baofeng Energy Group Co. Ltd., Class A	504,600	1,126,357
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	378,050	952,576
Rongsheng Petrochemical Co. Ltd., Class A	680,401	901,006
Satellite Chemical Co. Ltd., Class A	226,877	602,494
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	152,060	489,595
Shanghai Putailai New Energy Technology Co. Ltd., Class A	160,914	380,132
Shenzhen Capchem Technology Co. Ltd., Class A	50,420	272,229
Tianqi Lithium Corp., Class A	100,800	507,063
Tongkun Group Co. Ltd., Class A	172,997	286,129
Wanhua Chemical Group Co. Ltd., Class A	210,300	2,224,566
Weihai Guangwei Composites Co. Ltd., Class A	50,432	247,719
Yunnan Energy New Material Co. Ltd., Class A	80,815	403,930
Yunnan Yuntianhua Co. Ltd., Class A	126,000	407,435
Zangge Mining Co. Ltd., Class A	126,000	506,705
Zhejiang Juhua Co. Ltd., Class A	176,800	519,697
Zhejiang Longsheng Group Co. Ltd., Class A	227,200	321,022
Zhejiang NHU Co. Ltd., Class A	202,768	645,758
		16,012,088
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	75,600	307,949
Zhejiang Weiming Environment Protection Co. Ltd., Class A	126,713	364,699
		672,648
Communications Equipment — 1.2%
Guangzhou Haige Communications Group Inc. Co., Class A	176,400	280,212
Hengtong Optic-Electric Co. Ltd., Class A	182,700	444,509
Suzhou TFC Optical Communication Co. Ltd., Class A	33,880	603,809
Yealink Network Technology Corp. Ltd., Class A	75,677	414,083
Zhongji Innolight Co. Ltd., Class A	75,643	1,493,428
ZTE Corp., Class A	259,200	1,099,196
		4,335,237
Security	Shares	Value
Construction & Engineering — 1.9%
China Energy Engineering Corp. Ltd., Class A	2,221,500	$730,212
China National Chemical Engineering Co. Ltd., Class A	403,410	458,363
China Railway Group Ltd., Class A	1,387,000	1,249,163
China State Construction Engineering Corp. Ltd., Class A	2,798,800	2,368,588
Metallurgical Corp. of China Ltd., Class A	1,161,200	544,728
Power Construction Corp. of China Ltd., Class A	1,159,800	897,355
Sichuan Road & Bridge Group Co. Ltd., Class A	389,900	419,032
Sinoma International Engineering Co., Class A	177,400	257,250
		6,924,691
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class A	277,200	1,041,632
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	100,800	206,777
China Jushi Co. Ltd., Class A	277,550	440,680
		1,689,089
Consumer Staples Distribution & Retail — 0.1%
Yifeng Pharmacy Chain Co. Ltd., Class A	75,839	252,776
Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	75,600	270,646
Electrical Equipment — 6.3%
China XD Electric Co. Ltd., Class A, NVS	353,400	409,897
CNGR Advanced Material Co. Ltd., Class A	75,960	409,280
Contemporary Amperex Technology Co. Ltd., Class A	297,367	10,312,221
Dongfang Electric Corp. Ltd., Class A	198,190	438,901
Eve Energy Co. Ltd., Class A	152,782	1,042,097
GEM Co. Ltd., Class A	354,896	347,662
Ginlong Technologies Co. Ltd., Class A	25,300	256,611
Goldwind Science & Technology Co. Ltd., Class A	228,651	349,597
Goneo Group Co. Ltd., Class A	34,965	357,956
Gotion High-tech Co. Ltd., Class A	127,500	406,994
Jiangsu Zhongtian Technology Co. Ltd., Class A	253,000	559,864
NARI Technology Co. Ltd., Class A	554,888	2,025,880
Ningbo Orient Wires & Cables Co. Ltd., Class A	50,400	400,599
Ningbo Sanxing Medical Electric Co. Ltd., Class A	89,600	389,202
Shanghai Electric Group Co. Ltd., Class A(a)	859,250	1,088,175
Sieyuan Electric Co. Ltd., Class A	51,200	549,277
Sungrow Power Supply Co. Ltd., Class A	141,620	1,803,535
Sunwoda Electronic Co. Ltd., Class A	126,299	401,483
TBEA Co. Ltd., Class A	353,920	702,456
Zhejiang Chint Electrics Co. Ltd., Class A	151,200	496,138
Zhejiang Huayou Cobalt Co. Ltd., Class A	105,512	459,609
		23,207,434
Electronic Equipment, Instruments & Components — 5.8%
Accelink Technologies Co. Ltd., Class A	50,400	321,844
Avary Holding Shenzhen Co. Ltd., Class A	151,200	795,291
BOE Technology Group Co. Ltd., Class A	2,545,228	1,669,164
Chaozhou Three-Circle Group Co. Ltd., Class A	126,600	660,584
China Railway Signal & Communication Corp. Ltd., Class A	511,581	450,878
Eoptolink Technology Inc. Ltd., Class A	50,400	913,023
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	807,200	286,069
Foxconn Industrial Internet Co. Ltd., Class A	907,206	3,040,172
GoerTek Inc., Class A	227,604	746,596
Huagong Tech Co. Ltd., Class A	75,600	416,727
Lens Technology Co. Ltd., Class A	353,200	1,114,145
Lingyi iTech Guangdong Co., Class A	481,200	606,035
Luxshare Precision Industry Co. Ltd., Class A	480,068	2,826,099
Maxscend Microelectronics Co. Ltd., Class A	32,456	434,691

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
OFILM Group Co. Ltd., Class A(a)	226,800	$561,785
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	10,939	290,384
Shengyi Technology Co. Ltd., Class A	177,282	510,156
Shennan Circuits Co. Ltd., Class A	29,867	437,498
SUPCON Technology Co. Ltd., Class A	50,428	341,063
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	107,900	474,692
TCL Technology Group Corp., Class A	1,286,081	957,680
Unisplendour Corp. Ltd., Class A	205,091	752,186
Universal Scientific Industrial Shanghai Co. Ltd., Class A	151,200	315,295
Victory Giant Technology Huizhou Co. Ltd., Class A	51,200	320,087
Wingtech Technology Co. Ltd., Class A	81,511	498,292
Wuhan Guide Infrared Co. Ltd., Class A	303,004	377,118
WUS Printed Circuit Kunshan Co. Ltd., Class A	126,050	714,590
Zhejiang Dahua Technology Co. Ltd., Class A	229,300	528,448
		21,360,592
Energy Equipment & Services — 0.2%
CNOOC Energy Technology & Services Ltd., Class A	455,874	279,416
Offshore Oil Engineering Co. Ltd., Class A	298,968	227,731
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	75,685	356,350
		863,497
Entertainment — 0.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	151,493	347,161
Beijing Enlight Media Co. Ltd., Class A	201,600	250,661
Mango Excellent Media Co. Ltd., Class A	128,380	452,236
Wanda Film Holding Co. Ltd., Class A(a)	151,200	256,322
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	505,082	335,031
		1,641,411
Food Products — 2.9%
Angel Yeast Co. Ltd., Class A	54,296	277,710
Anjoy Foods Group Co. Ltd., Class A	11,800	142,041
Foshan Haitian Flavouring & Food Co. Ltd., Class A	328,019	2,017,764
Guangdong Haid Group Co. Ltd., Class A	126,499	779,664
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	75,800	220,246
Heilongjiang Agriculture Co. Ltd., Class A	126,400	275,045
Henan Shuanghui Investment & Development Co. Ltd., Class A	227,200	794,390
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	429,144	1,685,158
Muyuan Foods Co. Ltd., Class A(a)	378,759	2,322,345
New Hope Liuhe Co. Ltd., Class A(a)	302,900	417,118
Wens Foodstuff Group Co. Ltd., Class A	455,646	1,192,247
Yihai Kerry Arawana Holdings Co. Ltd., Class A	101,600	464,967
		10,588,695
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	177,600	457,746
Ground Transportation — 1.0%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,302,400	2,518,068
Daqin Railway Co. Ltd., Class A	1,210,400	1,107,276
		3,625,344
Health Care Equipment & Supplies — 1.4%
Autobio Diagnostics Co. Ltd., Class A	31,200	197,200
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	76,200	362,787
Lepu Medical Technology Beijing Co. Ltd., Class A	126,400	213,942
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	51,372	882,055
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	81,134	$3,037,257
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	50,400	485,508
		5,178,749
Health Care Providers & Services — 0.9%
Aier Eye Hospital Group Co. Ltd., Class A	657,381	1,336,321
China National Medicines Corp. Ltd., Class A	50,800	225,476
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	101,200	397,164
Huadong Medicine Co. Ltd., Class A	126,425	586,657
Jointown Pharmaceutical Group Co. Ltd., Class A	322,692	234,358
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	176,809	481,001
		3,260,977
Household Durables — 2.0%
Beijing Roborock Technology Co. Ltd., Class A	9,779	323,989
Ecovacs Robotics Co. Ltd., Class A	51,400	376,616
Gree Electric Appliances Inc. of Zhuhai, Class A	180,300	1,102,209
Haier Smart Home Co. Ltd., Class A	428,400	1,759,134
Hang Zhou Great Star Industrial Co. Ltd., Class A	75,600	304,225
Hisense Home Appliances Group Co. Ltd., Class A	76,000	299,264
Hisense Visual Technology Co. Ltd., Class A	101,108	316,788
Midea Group Co. Ltd., Class A	236,000	2,363,802
Oppein Home Group Inc., Class A	28,683	283,629
Zhejiang Supor Co. Ltd., Class A	29,098	213,809
		7,343,465
Independent Power and Renewable Electricity Producers — 4.5%
CGN Power Co. Ltd., Class A	1,068,700	605,483
China National Nuclear Power Co. Ltd., Class A	1,285,247	1,814,436
China Three Gorges Renewables Group Co. Ltd., Class A	1,916,200	1,279,888
China Yangtze Power Co. Ltd., Class A	1,659,788	6,427,993
Datang International Power Generation Co. Ltd., Class A	832,400	344,699
GD Power Development Co. Ltd., Class A	1,210,400	822,724
Huadian Power International Corp. Ltd., Class A	580,200	470,021
Huaneng Lancang River Hydropower Inc., Class A	358,400	490,493
Huaneng Power International Inc., Class A	631,600	643,848
SDIC Power Holdings Co. Ltd., Class A	504,400	1,077,290
Shanghai Electric Power Co. Ltd., Class A	176,400	236,566
Shenergy Co. Ltd., Class A	327,600	396,822
Shenzhen Energy Group Co. Ltd., Class A	328,406	307,348
Sichuan Chuantou Energy Co. Ltd., Class A	327,800	770,700
Wintime Energy Group Co. Ltd., Class A, NVS(a)	1,445,800	285,026
Zhejiang Zheneng Electric Power Co. Ltd., Class A	756,800	624,254
		16,597,591
Insurance — 2.9%
China Life Insurance Co. Ltd., Class A	177,200	1,042,587
China Pacific Insurance Group Co. Ltd., Class A	453,616	2,345,501
New China Life Insurance Co. Ltd., Class A	152,400	1,027,625
People's Insurance Co. Group of China Ltd. (The), Class A	631,300	630,449
Ping An Insurance Group Co. of China Ltd., Class A	730,823	5,745,282
		10,791,444
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd., Class A	75,800	431,507
IT Services — 0.3%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	63,350	604,367

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Range Intelligent Computing Technology Group Co. Ltd., Class A	102,380	$459,734
		1,064,101
Life Sciences Tools & Services — 0.5%
Hangzhou Tigermed Consulting Co. Ltd., Class A	25,204	222,826
Pharmaron Beijing Co. Ltd., Class A	100,850	413,854
WuXi AppTec Co. Ltd., Class A	156,648	1,144,993
		1,781,673
Machinery — 3.0%
China CSSC Holdings Ltd., Class A	302,400	1,559,986
CRRC Corp. Ltd., Class A	1,642,990	1,918,670
FAW Jiefang Group Co. Ltd., Class A	226,800	274,503
Jiangsu Hengli Hydraulic Co. Ltd., Class A	81,124	589,647
Ningbo Deye Technology Co. Ltd., Class A, NVS	40,364	536,919
Sany Heavy Industry Co. Ltd., Class A	581,050	1,490,393
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	50,400	321,918
Shenzhen Inovance Technology Co. Ltd., Class A	81,061	632,394
Tian Di Science & Technology Co. Ltd., Class A	302,800	261,391
Weichai Power Co. Ltd., Class A	453,600	850,937
XCMG Construction Machinery Co. Ltd., Class A	807,800	880,061
Yutong Bus Co. Ltd., Class A	151,400	515,207
Zhejiang Dingli Machinery Co. Ltd., Class A	25,698	183,029
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	126,100	385,963
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	50,469	344,907
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	478,850	467,605
		11,213,530
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class A	860,650	1,761,507
Media — 0.3%
Focus Media Information Technology Co. Ltd., Class A	1,008,860	1,021,828
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	176,400	249,285
		1,271,113
Metals & Mining — 4.6%
Aluminum Corp. of China Ltd., Class A	883,516	945,548
Baoshan Iron & Steel Co. Ltd., Class A	1,490,070	1,366,339
Chifeng Jilong Gold Mining Co. Ltd., Class A	100,800	266,571
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	236,100	710,190
China Rare Earth Resources & Technology Co. Ltd., Class A	75,600	322,086
Citic Pacific Special Steel Group Co. Ltd., Class A	226,800	385,869
CMOC Group Ltd., Class A	1,210,600	1,284,040
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	151,200	379,329
Huaibei Mining Holdings Co. Ltd., Class A	176,400	383,162
Hunan Valin Steel Co. Ltd., Class A	456,740	301,044
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	3,030,600	727,607
JCHX Mining Management Co. Ltd., Class A	50,400	282,861
Jiangxi Copper Co. Ltd., Class A	126,400	384,815
Jinduicheng Molybdenum Co. Ltd., Class A	227,800	343,173
Nanjing Iron & Steel Co. Ltd., Class A	403,200	245,848
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	680,400	274,878
Shandong Gold Mining Co. Ltd., Class A	252,828	929,632
Shandong Nanshan Aluminum Co. Ltd., Class A	806,400	461,525
Shanjin International Gold Co. Ltd., Class A	188,920	475,686
Tianshan Aluminum Group Co. Ltd., Class A	331,100	384,483
Tongling Nonferrous Metals Group Co. Ltd., Class A	843,900	401,304
Security	Shares	Value
Metals & Mining (continued)
Western Mining Co. Ltd., Class A	151,200	$373,410
Western Superconducting Technologies Co. Ltd., Class A	40,099	283,697
Xiamen Tungsten Co. Ltd., Class A	101,298	276,521
Yunnan Aluminium Co. Ltd., Class A	227,000	452,345
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	352,800	285,429
Yunnan Tin Co. Ltd., Class A	100,800	215,564
Zhongjin Gold Corp. Ltd., Class A	327,600	650,363
Zijin Mining Group Co. Ltd., Class A	1,386,375	3,249,305
		17,042,624
Oil, Gas & Consumable Fuels — 3.3%
China Merchants Energy Shipping Co. Ltd., Class A	559,400	527,985
China Petroleum & Chemical Corp., Class A	2,168,243	1,882,542
China Shenhua Energy Co. Ltd., Class A	454,499	2,556,042
Cosco Shipping Energy Transportation Co. Ltd., Class A	226,849	417,207
Guanghui Energy Co. Ltd., Class A	429,583	460,725
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	151,200	426,663
PetroChina Co. Ltd., Class A	1,436,400	1,632,145
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	176,800	251,972
Shaanxi Coal Industry Co. Ltd., Class A	657,201	2,278,703
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	252,400	265,286
Shanxi Coking Coal Energy Group Co. Ltd., Class A	378,060	437,289
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	202,140	413,854
Yankuang Energy Group Co. Ltd., Class A	327,685	709,866
		12,260,279
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	202,400	369,999
Passenger Airlines — 0.9%
Air China Ltd., Class A(a)	781,800	805,680
China Eastern Airlines Corp. Ltd., Class A(a)	1,185,200	639,463
China Southern Airlines Co. Ltd., Class A(a)	759,624	657,974
Hainan Airlines Holding Co. Ltd., Class A(a)	2,872,800	557,982
Juneyao Airlines Co. Ltd., Class A	138,700	248,708
Spring Airlines Co. Ltd., Class A	59,500	459,832
		3,369,639
Personal Care Products — 0.1%
By-health Co. Ltd., Class A	126,000	225,241
Pharmaceuticals — 2.8%
Asymchem Laboratories Tianjin Co. Ltd., Class A	25,480	297,293
Beijing Tong Ren Tang Co. Ltd., Class A	86,100	479,009
Changchun High-Tech Industry Group Co. Ltd., Class A	26,940	394,577
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	76,200	482,177
CSPC Innovation Pharmaceutical Co. Ltd., Class A	100,840	362,010
Dong-E-E-Jiao Co. Ltd., Class A	50,400	417,107
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	75,600	320,618
Humanwell Healthcare Group Co. Ltd., Class A	100,800	304,917
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	429,582	2,815,709
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	75,600	281,399
Livzon Pharmaceutical Group Inc., Class A	50,400	259,360
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	151,263	565,030
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	76,100	343,992
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	101,260	241,906
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	101,200	456,551
Yunnan Baiyao Group Co. Ltd., Class A	117,160	940,263
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	39,599	1,305,543

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	101,004	$262,293
		10,529,754
Real Estate Management & Development — 1.2%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	608,700	966,660
China Vanke Co. Ltd., Class A(a)	655,200	856,006
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	781,600	386,799
Poly Developments and Holdings Group Co. Ltd., Class A	806,431	1,225,284
Shanghai Lingang Holdings Corp. Ltd., Class A	151,623	241,386
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,400	411,419
Youngor Fashion Co. Ltd., Class A	302,494	319,362
		4,406,916
Semiconductors & Semiconductor Equipment — 6.9%
ACM Research Shanghai Inc., Class A	21,004	314,661
Advanced Micro-Fabrication Equipment Inc./China, Class A	39,160	1,056,872
Amlogic Shanghai Co. Ltd., Class A	30,296	295,910
Cambricon Technologies Corp. Ltd., Class A(a)	28,247	1,797,471
China Resources Microelectronics Ltd., Class A	76,083	537,837
Flat Glass Group Co. Ltd., Class A	126,400	510,749
GalaxyCore Inc., Class A, NVS	153,089	331,186
GigaDevice Semiconductor Inc., Class A(a)	37,257	469,798
Hangzhou First Applied Material Co. Ltd., Class A	186,054	487,999
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	131,900	573,150
Hwatsing Technology Co. Ltd., Class A, NVS	14,217	384,217
Hygon Information Technology Co. Ltd., Class A, NVS	152,210	2,742,861
Ingenic Semiconductor Co. Ltd., Class A	27,800	284,231
JA Solar Technology Co. Ltd., Class A	226,880	616,820
JCET Group Co. Ltd., Class A	126,000	702,298
Jinko Solar Co. Ltd., Class A	720,611	959,607
LONGi Green Energy Technology Co. Ltd., Class A	529,646	1,469,783
Montage Technology Co. Ltd., Class A	78,732	755,629
National Silicon Industry Group Co. Ltd., Class A	202,000	635,459
NAURA Technology Group Co. Ltd., Class A	36,500	2,007,589
Piotech Inc., Class A, NVS	19,588	442,327
Rockchip Electronics Co. Ltd., Class A	25,800	319,320
Sanan Optoelectronics Co. Ltd., Class A	378,400	728,796
SG Micro Corp., Class A	30,095	376,603
Shenzhen Goodix Technology Co. Ltd., Class A	25,600	322,243
Suzhou Maxwell Technologies Co. Ltd., Class A	15,056	245,383
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	287,323	511,847
Tianshui Huatian Technology Co. Ltd., Class A	277,200	532,374
TongFu Microelectronics Co. Ltd., Class A	126,000	475,320
Tongwei Co. Ltd., Class A	305,493	1,323,386
Trina Solar Co. Ltd., Class A	154,189	542,588
Unigroup Guoxin Microelectronics Co. Ltd., Class A	53,879	504,599
Will Semiconductor Co. Ltd. Shanghai, Class A	75,655	1,137,172
Xinjiang Daqo New Energy Co. Ltd., Class A	115,262	525,807
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	100,801	509,768
		25,431,660
Software — 1.3%
360 Security Technology Inc., Class A	504,000	684,382
Beijing Kingsoft Office Software Inc., Class A	29,152	1,053,064
China National Software & Service Co. Ltd., Class A(a)	50,420	321,518
Empyrean Technology Co. Ltd., Class A, NVS	25,600	359,226
Hundsun Technologies Inc., Class A	126,782	476,473
Iflytek Co. Ltd., Class A	151,250	973,424
Security	Shares	Value
Software (continued)
Shanghai Baosight Software Co. Ltd., Class A	151,305	$571,127
Yonyou Network Technology Co. Ltd., Class A(a)	253,249	404,088
		4,843,302
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A	126,041	1,201,475
HLA Group Corp. Ltd., Class A	325,909	260,582
		1,462,057
Technology Hardware, Storage & Peripherals — 0.9%
Anker Innovations Technology Co. Ltd., Class A	31,710	357,120
China Greatwall Technology Group Co. Ltd., Class A(a)	227,700	506,176
GRG Banking Equipment Co. Ltd., Class A	201,600	348,179
IEIT Systems Co. Ltd., Class A	102,260	668,041
Ninestar Corp., Class A(a)	101,010	399,172
Shenzhen Transsion Holdings Co. Ltd., Class A	68,574	917,852
		3,196,540
Trading Companies & Distributors — 0.2%
Cosco Shipping Development Co. Ltd., Class A	681,200	253,598
Shanxi Coal International Energy Group Co. Ltd., Class A	151,200	282,166
Xiamen C & D Inc., Class A	201,800	264,146
		799,910
Transportation Infrastructure — 0.5%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	393,100	641,607
Guangzhou Baiyun International Airport Co. Ltd., Class A	177,800	242,015
Liaoning Port Co. Ltd., Class A	1,260,000	272,752
Shanghai International Airport Co. Ltd., Class A	75,622	371,406
Shanghai International Port Group Co. Ltd., Class A	480,800	402,368
		1,930,148
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	2,143,600	1,502,106
Total Common Stocks — 99.8% (Cost: $301,296,975)		368,729,636
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	27,905	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $301,296,975)		368,729,636
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	830,000	830,000
Total Short-Term Securities — 0.2% (Cost: $830,000)		830,000
Total Investments — 100.0% (Cost: $302,126,975)		369,559,636
Liabilities in Excess of Other Assets — (0.0)%		(78,964)
Net Assets — 100.0%		$369,480,672

(a)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI China A ETF

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$660,000 (a)	$—	$—	$—	$830,000	830,000	$8,503	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	46	11/28/24	$608	$(14,069)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,626,386	$350,103,250	$—	$368,729,636
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	830,000	—	—	830,000
	$19,456,386	$350,103,250	$—	$369,559,636

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI China A ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(14,069)	$—	$(14,069)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares